CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 27,308,098	$ 3,846,265	¥ 20,855,252
Restricted cash	1,139,473	160,491	803,956
Short-term treasury investments	19,242,083	2,710,191	16,965,708
Accounts and notes receivable, net of allowance for credit losses of RMB 692,722 and RMB 723,655, respectively	3,287,610	463,050	2,251,633
Prepayments, receivables and other current assets, net	14,253,275	2,007,532	10,114,089
Total current assets	65,475,200	9,221,989	51,052,061
Non-current assets:
Non-current restricted cash	20,506	2,888	17,333
Long-term treasury investments	7,892,899	1,111,692	10,199,802
Investment securities and other investments	11,086,408	1,561,488	8,390,657
Equity method investments, net	4,595,858	647,313	4,153,932
Operating lease right-of-use assets	1,120,611	157,835	1,392,917
Property and equipment, net	4,330,172	609,892	5,718,324
Intangible assets, net	675,685	95,168	1,724,141
Goodwill	46,377,583	6,532,146	46,377,583
Deferred tax assets, net	279,464	39,362	289,191
Other non-current assets, net	1,719,495	242,185	1,860,865
Total non-current assets	78,351,294	11,035,549	80,161,211
Total assets	143,826,494	20,257,538	131,213,272
Current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB 7,666,369 and RMB 13,542,803 as of December 31, 2022 and 2023, respectively):
Short-term borrowings	7,682,190	1,082,014	4,940,310
Accounts and notes payable	4,563,595	642,769	2,870,046
Deferred revenue and customer advances, current portion	897,084	126,352	565,058
Operating lease liabilities, current portion	406,327	57,230	523,020
Accrued expenses and other current liabilities	14,750,130	2,077,512	11,149,921
Total current liabilities	28,544,764	4,020,446	20,248,470
Non-current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB 215,955 and RMB 978,591 as of December 31, 2022 and 2023, respectively):
Long-term borrowings	1,044,421	147,104	149,925
Operating lease liabilities, non-current portion	562,809	79,270	734,884
Deferred tax liabilities	165,498	23,310	359,668
Other non-current liabilities	377,782	53,209	256,279
Total non-current liabilities	2,236,445	314,997	1,540,104
Total liabilities	30,781,209	4,335,443	21,788,574
Commitments and contingencies
Mezzanine equity
Convertible redeemable non-controlling interests	14,006,261	1,972,740	13,010,576
Convertible non-controlling interests	1,069,357	150,616	1,069,357
Total Mezzanine Equity	15,075,618	2,123,356	14,079,933
DiDi Global Inc. shareholders' equity:
Treasury shares	(3)		(4)
Additional paid-in capital	255,200,825	35,944,284	253,824,544
Statutory reserves	100,105	14,099	69,328
Accumulated other comprehensive income	1,621,907	228,442	973,143
Accumulated deficit	(159,128,254)	(22,412,746)	(159,590,989)
Total DiDi Global Inc. shareholders' equity	97,794,739	13,774,101	95,276,181
Non-controlling interests	174,928	24,638	68,584
Total shareholders' equity	97,969,667	13,798,739	95,344,765
Total liabilities, mezzanine equity and shareholders' equity	143,826,494	20,257,538	131,213,272
Related Party [Member]
Current assets:
Amounts due from related parties, current portion	244,661	34,460	61,423
Current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB 7,666,369 and RMB 13,542,803 as of December 31, 2022 and 2023, respectively):
Amounts due to related parties, current portion	245,438	34,569	200,115
Nonrelated Party [Member]
Non-current assets:
Amounts due from related parties, non-current portion	252,613	35,580	36,466
Non-current liabilities (including amounts of the VIEs and their subsidiaries without recourse to the primary beneficiary of RMB 215,955 and RMB 978,591 as of December 31, 2022 and 2023, respectively):
Amounts due to related parties, non-current portion	85,935	12,104	39,348
Class A ordinary shares
DiDi Global Inc. shareholders' equity:
Ordinary shares	146	21	144
Class B ordinary Shares
DiDi Global Inc. shareholders' equity:
Ordinary shares	¥ 13	$ 1	¥ 15